Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation
U.S. Federal income tax rate (in percent)	4.00%
U.S. source gross transportation income (as percentage of gross shipping income for transportation that begins or ends in the United States)	50.00%
Number of years that the Partnership did not qualify for tax exemption		2 years
Estimated US source gross transportation tax if entity does not qualify for exemption	$ 1,060
U.S. source gross transportation tax expense		$ 530	$ 1,420